Environmental Reserves Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 1,469	$ 1,747
Charged to costs and expenses		193
Payments	(892)	(471)
Balance at end of period	$ 577	$ 1,469